Summary Prospectus	April 25, 2011

Invesco Emerging Markets Equity Fund

Class: A (IEMAX), C (IEMCX), R (IEMRX), Y (IEMYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 25, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page G-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	0.94%	0.94%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[1]	1.48	1.48	1.48	1.48

Total Annual Fund Operating Expenses[1]	2.67	3.42	2.92	2.42

Fee Waiver and/or Expense Reimbursement[2]	0.82	0.82	0.82	0.82

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85	2.60	2.10	1.60

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.85%, 2.60%, 2.10% and 1.60%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Class A	$728	$1,260

Class C	363	975

Class R	213	827

Class Y	163	676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$728	$1,260

Class C	263	975

Class R	213	827

Class Y	163	676

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations as of the date of this prospectus.

1        Invesco Emerging Markets Equity Fund

EME-SUMPRO-1

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers that are in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: American Depositary Receipts and Global Depositary Receipts.

Emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund may invest up to 100% of its net assets in securities of companies located in emerging market countries.

The Fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued based upon a proprietary analysis of a stock’s implied return adjusted for company-specific risk, as well as comparison of the share price to a company’s assets and current earnings environment. The Fund focuses its investments in marketable equity securities of foreign issuers that are listed on a foreign exchange or traded in a foreign over-the-counter market.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer attractively priced relative to other issuers according to our proprietary valuation model, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ingrid Baker	Portfolio Manager	2011

Jason Kindland	Portfolio Manager	2011

Michelle Middleton	Portfolio Manager	2011

Matthew Miller	Portfolio Manager	2011

Anuja Singha	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	$50	$50

IRAs, Roth IRAs and Coverdell ESAs	$250	$25

All other accounts	$1,000	$50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  EME-SUMPRO-1

Summary Prospectus	April 25, 2011

Invesco Emerging Markets Equity Fund

Institutional Class: (IEMIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 25, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.94%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	1.36

Total Annual Fund Operating Expenses[1]	2.30

Fee Waiver and/or Expense Reimbursement[2]	0.70

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 1.60% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Institutional Class	$163	$651

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations as of the date of this prospectus.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers that are in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: American Depositary Receipts and Global Depositary Receipts.

Emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund may invest up to 100% of its net assets in securities of companies located in emerging market countries.

The Fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued based upon a proprietary analysis of a stock’s implied return adjusted for company-specific risk, as well as comparison of the share price to a company’s assets and current earnings environment. The Fund focuses its investments in marketable equity securities of foreign issuers that are listed on a foreign exchange or traded in a foreign over-the-counter market.

1        Invesco Emerging Markets Equity Fund

EME-SUMPRO-2

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s return on equity, historic earnings stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer attractively priced relative to other issuers according to our proprietary valuation model, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ingrid Baker	Portfolio Manager	2011

Jason Kindland	Portfolio Manager	2011

Michelle Middleton	Portfolio Manager	2011

Matthew Miller	Portfolio Manager	2011

Anuja Singha	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  EME-SUMPRO-2